Columbia Environmental Project Construction (Details) (USD $)				3 Months Ended		6 Months Ended
	Dec. 31, 2014	Jun. 30, 2013	Dec. 31, 2012	Jun. 30, 2013 Columbia Environmental Project [Member]	Jun. 30, 2012 Columbia Environmental Project [Member]	Jun. 30, 2013 Columbia Environmental Project [Member]	Jun. 30, 2012 Columbia Environmental Project [Member]	Jun. 30, 2013 Columbia Units [Member]
Jointly Owned Utility Plant Interests [Line Items]
Columbia's share of MGE's net generating capability								29.00%
Ownership interest in jointly owned plant								22.00%
WPL ownership interest of Columbia								46.20%
WPSC ownership interest of Columbia								31.80%
Expected Capital Expenditures [Line Items]
MGE's total share of expected capital expenditures						$ 140,000,000
MGE's share of expected capital expenditures current year						29,000,000
MGE's share of expected capital expenditures next year						12,000,000
Total incurred costs to date		132,750,000	98,411,000	98,900,000		98,900,000
Columbia environmental project commitments				38,600,000		38,600,000
Carrying cost on pre-construction costs - AFUDC rate	100.00%			50.00%	100.00%	50.00%	100.00%
AFUDC - equity funds				$ 600,000	$ 200,000	$ 1,100,000	$ 300,000
MGE rate of return		50.00%